Employee Stock Options - Summary of Stock Option Activity (Detail) - Employee Stock Option - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, outstanding	792,534	703,034	115,750
Number of options, Granted		117,500	619,784
Number of options, forfeited/expired	500
Number of options, exercised		0	0
Number of options, forfeited/expired		(28,000)	(32,500)
Number of stock options, outstanding	792,034	792,534	703,034	115,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance	$ 2.84	$ 2.98	$ 30.00
Weighted Average Exercise Price, granted		2.56	2.86
Weighted Average Exercise Price, forfeited/expired	2.00
Weighted Average Exercise Price, exercise		0	0
Weighted Average Exercise Price, forfeited/expired		5.16	8.92
Balance	$ 2.84	$ 2.84	$ 2.98	$ 30.00
Shares of Common Stock Underlying the Option [Abstract]
Total shares of common stock underlying the option, outstanding	420
Total shares of common stock underlying the option, forfeited	1.00
Total shares of common stock underlying the option, outstanding	419	420
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term in Years, outstanding	7 years 9 months 18 days	8 years	8 years 9 months 18 days	6 years 3 months 18 days
Weighted average remaining contractual term in Years, granted		9 years 7 months 6 days	9 years 14 months 24 days
Weighted average remaining contractual term in Years, forfeited/expired		8 years 7 months 6 days	5 years 8 months 12 days
Intrinsic value, balance		$ 0	$ 0